FUTURE POLICY BENEFITS - Limited Payment Traditional Life Permanent Contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present value of expected future policy benefits
Balance, beginning of year	$ 9,875
Balance, end of year	11,039	$ 9,875
Direct Insurance
Present value of expected future policy benefits
Balance, beginning of year	6,911
Balance, end of year	6,518	6,911
Pension Risk Transfer
Present value of expected future policy benefits
Balance, beginning of year	2,964
Balance, end of year	4,521	2,964
Deferred Profit Liability
Present value of expected future policy benefits
Balance, beginning of year	211	158	$ 57
Transition impacts				$ 80
Adjusted balance, beginning of year				137
Effect of changes in cash flow assumptions		12
Effect of actual variances from expected experience		28	(4)	(6)
Adjusted beginning of year balance		251	154	131
Profits deferred	81	71	26
Interest accrual	11	5	2
Amortization	(21)	(6)	(2)
Foreign currency translation	4
Benefit payments		13	1
Balance, end of year	326	211	158
Deferred Profit Liability | Direct Insurance
Present value of expected future policy benefits
Balance, beginning of year	24	0
Effect of changes in cash flow assumptions		(1)
Effect of actual variances from expected experience		24	4
Adjusted beginning of year balance		47	4
Profits deferred	52	20
Interest accrual	2	0
Amortization	(3)	0
Foreign currency translation	0
Benefit payments		0
Balance, end of year	98	24	0
Deferred Profit Liability | Pension Risk Transfer
Present value of expected future policy benefits
Balance, beginning of year	187	158	57
Transition impacts				80
Adjusted balance, beginning of year				137
Effect of changes in cash flow assumptions		13
Effect of actual variances from expected experience		4	(8)	(6)
Adjusted beginning of year balance		204	150	$ 131
Profits deferred	29	51	26
Interest accrual	9	5	2
Amortization	(18)	(6)	(2)
Foreign currency translation	4
Benefit payments		13	1
Balance, end of year	$ 228	$ 187	$ 158